1. The Company and Significant Accounting Policies: Fair Value Measurements: Fair Value Measurements as of September 30, 2015 and Decmber 31, 2014 (Tables)	9 Months Ended
Sep. 30, 2015
Tables/Schedules
Fair Value Measurements as of September 30, 2015 and Decmber 31, 2014

Fair Value Measurements at September 30, 2015
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
	$-	$-	$-	$-

Fair Value Measurements at December 31, 2014
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
	$-	$-	$-	$-